Related Party Transactions and Balances	6 Months Ended
Jun. 30, 2026
Related Party Transactions [Abstract]
Related Party Transactions and Balances
17.	Related Party Transactions and Balances

The table below sets forth the major related parties and their relationship with the Company as of June 30, 2026:

Name of Related Parties	Relationship with the Company
Chee Hoong Lew (“Mr. Lew”)	Director and one of the controlling shareholders
Yew Chean Lim (“Ms. Lim”)	Director of Win-Fung
Wai Boon Law (“Ms. Law”)	Director of Win-Fung
Chung Kin Loo (“Mr. Loo”)	Director of GKI
Flakeshield Sdn Bhd (“Flakeshield”)	Mr. Lew owns 50%
Acmos (M) Sdn Bhd (“Acmos”)	Mr. Lew owns 90%
Kirby Swim Equip Pty Ltd (“Kirby Australia”)	Ms. Law ultimately owns 35%
Kirby Swim Equipment Pte Ltd (“Kirby Singapore”)	Ms. Law owns 35%
One Fatboyz Limited (“OFL”)	Shareholder of the Company
Snow Bear Capital Limited (“SBCL”)	Shareholder of the Company
Carlico International Group Holdings Limited (“Carlico”) *	An investee of GKI, owns 35%

*	Carlico became an investee of the Company on May 15, 2025 (Note 9).

During the six months ended June 30, 2026 and 2025, related party transactions consist of the following:

	For the Six Months Ended June 30,
	2026	2025
Sales to Flakeshield	$8,805	$10,295
Purchase from Flakeshield	-	3,314
Rental expenses to Mr. Lew	18,094	16,456
Repayment to OFL	-	231,190
Repayment to SBCL	-	381,339
Repayment to Kirby Australia	-	2,638

As of June 30, 2026 and December 31, 2025, accounts receivable consisted of the following amount due from related parties:

	As of
	June 30, 2026	December 31, 2025
Flakeshield	$1,442	$5,282
Kirby Singapore	-	148
Total	$1,442	$5,430

As of June 30, 2026 and December 31, 2025, other receivable consisted of the following amount due from related party:

	As of
	June 30, 2026	December 31, 2025
Flakeshield	$362	$364

As of June 30, 2026 and December 31, 2025, accounts payable consisted of the following amount due to related parties:

	As of
	June 30, 2026	December 31, 2025
Flakeshield	$476	$480
Acmos	-	4,327
Total	$476	$4,807

As of June 30, 2026 and December 31, 2025, other payable consisted of the following amount due to related party:

	As of
	June 30, 2026	December 31, 2025
Acmos	$331	$333

As of June 30, 2026 and December 31, 2025, due to related parties consists of the following:

	As of
	June 30, 2026	December 31, 2025
Mr. Lew	$4,930	$19,295
Ms. Lim	(2,020)	740
Ms. Law	19,747	27,475
Mr. Loo	18,670	18,554
Carlico	4,243,557	4,275,561
Total	$4,284,884	$4,341,625

The transactions amount due to related parties are as of the following:

	As of
	June 30, 2026	December 31, 2025
As of January 1,	$4,341,625	$696,934
Advances	255	4,297,627
Repayment	(56,996)	(652,936)
	$4,284,884	$4,341,625

The balances mainly represent operating expenses and corporate expenses paid on behalf of the Company. Except for $4,243,557 amount due to equity investees, the amounts are non-trade, unsecured, non-interest bearing, and are not repayable within the next twelve months. The remaining balance of $41,327 due to related parties is non-trade, unsecured, non-interest bearing and is repayable on demand.